UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: February 28, 2005

Date of reporting period: 07/01/04 - 06/30/05




Item 1. Proxy Voting Record





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09253
Reporting Period: 07/01/2004 - 06/30/2005
Wells Fargo Funds Trust







============ WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========= WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========= WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=========== WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND ============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=============== WELLS FARGO ADVANTAGE HERATIGE MONEY MARKET FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Heritage Money Fund, which is the predecessor fund to the Wells Fargo Advantage Heritage Money Market Fund, can be found on its own Form N-PX, filed on July 11, 2005. The Fund's CIK number is 0000945314 and its Form N-PX file number is 811-7285.


========== WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=================== WELLS FARGO ADVANTAGE MONEY MARKET FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=================== WELLS FARGO ADVANTAGE MONEY MARKET TRUST ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Municipal Money Market Fund, which is the predecessor fund to the Wells Fargo Advantage Municipal Money Market Fund, can be found on its own Form N-PX, filed on July 11, 2005. The Fund's CIK number is 0000798169 and its Form N-PX file number is 811-4770.


========== WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=============== WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP Fund ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=========== WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============ WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT





SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Wells Fargo Funds Trust


By

/s/ Karla M. Rabusch
Karla M. Rabusch
President



August 23, 2005
Date